Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Time charter revenues	$ 39,442,000	$ 39,363,000	$ 28,433,000
Time charter revenues from related parties	1,606,000
Total time charter revenues	41,048,000	39,363,000	28,433,000
EXPENSES:
Voyage expenses (including $358, $487 and $511 respectively, to related party) (Note 14)	1,020,000	999,000	736,000
Bareboat charter hire expenses (Note 6)	6,282,000	6,282,000	6,299,000
Amortization of prepaid bareboat charter hirve (Note 6)	1,657,000	1,657,000	1,577,000
Vessel operating expenses (including $104, $136 and $187 respectively, to related party) (Note 14)	14,826,000	13,444,000	9,913,000
Vessel depreciation (Note 4b)	6,390,000	5,744,000	3,467,000
Management fees-related parties (Note 5)	7,765,000	4,730,000	1,824,000
General and administrative expenses	6,997,000	5,805,000	2,906,000
Other operating (income) (Note 18)		(914,000)	(3,137,000)
Operating income/(loss)	(3,889,000)	1,616,000	4,848,000
OTHER EXPENSES:
Interest and finance costs (including $509, $504 and $1,053 respectively, to related party) (Note 15)	(9,662,000)	(15,793,000)	(3,093,000)
(Loss)/gain on derivative financial instruments (Note 17)	1,821,000	(301,000)	(698,000)
Interest income	130,000	13,000
Other, net (Note 9)	180,000	1,120,000	(5,000)
Total other expenses, net	(7,531,000)	(14,961,000)	(3,796,000)
Net (loss)/income and comprehensive (loss)/income	(11,420,000)	(13,345,000)	1,052,000
Deemed dividend for beneficial conversion feature of Series B convertible preferred stock (Note 19)			(1,403,000)
Equity (loss)/gain in unconsolidated joint ventures	291,000	(27,000)
Net loss attributable to common shareholders	(11,129,000)	(13,372,000)	(351,000)
Common stock holders	(11,134,000)	(13,404,000)	(351,000)
Non-controlling interests	$ 5,000	$ 32,000
Loss per common share, basic and diluted (Note 13) (in dollars per share)	$ (0.61)	$ (12.57)	$ (15,955)